Financial Instruments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Financial Instruments [Line Items]
Post-tax profit	$ 14,959	$ 1,068
Other variables held constant	10.00%
Post-tax profit	$ 650,539	474,317
Foreign Currency Risk [Member]
Financial Instruments [Line Items]
Other variables held constant	10.00%
Post-tax profit	$ 532,259	388,078
Interest Rate Risk [Member]
Financial Instruments [Line Items]
Entire cash amount	7,297,328	1,259,242
Prepayment	15,470,178	15,020,679
Post-tax profit	$ 14,959	$ 1,068